Leases	12 Months Ended
Dec. 31, 2020
Leases [abstract]
Disclosure of leases [text block]

22 Leases

Equinor leases certain assets, notably drilling rigs, transportation vessels, storages and office facilities for operational activities. Equinor is mostly a lessee and the use of leases serves operational purposes rather than as a tool for financing.

Certain leases, such as land bases, supply vessels, helicopters and office buildings are entered into by Equinor for subsequent allocation of costs to licences operated by Equinor. These lease liabilities are recognized on a gross basis in the balance sheet, income statement and statement of cash flows when Equinor is considered to have the primary responsibility for the full lease payments. Lease liabilities related to assets dedicated to specific licences, where each licence participants are considered to have the primary responsibility for lease payments, are reflected net of partner share. This would typically involve drilling rigs dedicated to specific licences on the Norwegian continental shelf.

Information related to lease payments and lease liabilities
(in USD million)		2020		2019
Lease liabilities at 1 January		4,339		4,660
New leases, including remeasurements and cancellations		1,349		861
Gross lease payments	(1,415)		(1,280)
Lease interest	102		144
Lease repayments	(1,312)	(1,312)	(1,136)	(1,136)
Foreign currency translation effects		31		(47)
Lease liabilities at 31 December		4,406		4,339

Current lease liabilities		1,186		1,148
Non-current lease liabilities		3,220		3,191

Lease expenses not included in lease liabilities
(in USD million)		2020		2019
Short-term lease expenses		342		435

Payments related to short term leases are mainly related to drilling rigs and transportation vessels, for which a significant portion of the lease costs have been included in the cost of other assets, such as rigs used in exploration or development activities. Variable lease expense and lease expense related to leases of low value assets are not significant.

Equinor recognised revenues of USD 252 million in 2020 and USD 264 million in 2019 related to lease costs recovered from licence partners related to lease contracts being recognised gross by Equinor. In addition, Equinor received repayments of USD 29 million in 2020 and USD 34 million in 2019 related to finance subleases. At year-end 2020 and 2019 total finance sublease receivables were USD 38 million and USD 54 million respectively, which are included in the line item Trade and other receivables in the Consolidated balance sheet.

Commitments relating to lease contracts which had not yet commenced at year-end are included within Other commitments in note 23 Other commitments, contingent liabilities and contingent assets.

A maturity profile based on undiscounted contractual cash flows for lease liabilities is disclosed in note 5 Financial risk and capital management.

Non-current lease liabilities maturity profile

	At 31 December
(in USD million)	2020	2019

Year 2 and 3	1,513	1,310
Year 4 and 5	748	676
After 5 years	959	1,204

Total repayment of non-current lease liabilities	3,220	3,191

Information related to Right of use assets
(in USD million)	Drilling rigs	Vessels	Land and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2020	951	1,320	1,365	156	219	4,011
Additions including remeasurements and cancellations	380	853	18	45	30	1,326
Depreciation and impairment1)	(349)	(571)	(179)	(68)	(90)	(1,257)
Foreign currency translation effects	23	4	11	0	2	40
Right of use assets at 31 December 2020	1,004	1,606	1,215	133	161	4,119

(in USD million)	Drilling rigs	Vessels	Land and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2019	1,212	1,302	1,537	72	249	4,372
Additions including remeasurements and cancellations	160	439	59	141	56	855
Depreciation and impairment1)	(398)	(413)	(225)	(57)	(81)	(1,174)
Foreign currency translation effects	(23)	(8)	(6)	0	(5)	(42)
Right of use assets at 31 December 2019	951	1,320	1,365	156	219	4,011

1) USD 359 million in 2020 and USD 375 million in 2019 of the depreciation cost have been allocated to activities being capitalised (refer to note 10 Property, plant and equipment).

The Right of use assets are included within the line item Property, plant and equipment in the Consolidated balance sheet. See also note 10 Property, plant and equipment.

Equinor implemented the accounting standard IFRS 16 Leases on 1 January 2019. The accounting standard was implemented according to the restrospective method, without restatement of 2018 reported figures. The implementation of IFRS 16 on 1 January 2019 increased the Consolidated balance sheet by adding lease liabilities of USD 4.2 billion and Right of use assets of USD 4.0 billion. Equinor’s equity was not impacted by the implementation of IFRS 16.